Employee benefit expense	12 Months Ended
Dec. 31, 2021
Employee Benefit Expense
Employee benefit expense

5.7	Employee benefit expense

Employee benefit expenses include the following:

€ in thousand	Year ended December 31,
	2021	2020	2019
Salaries	47,717	38,515	34,128
Social security contributions	35,923	18,555	10,621
Share-based compensation expense	14,678	6,328	2,552
Training and education	603	351	672
Other employee benefits	1,091	842	798
Total Employee benefit expense	100,012	64,592	48,771

The social security contributions included a provision of €26.5 million (2020: €7.4 million, 2019: nil) of employer contribution charges on share-based payment programs which are due at exercise of the programs.

During 2021, the Group had an average of 722 employees (2020: 532 employees, 2019: 508 employees).